Debt (Details) - USD ($)	Dec. 30, 2024	Oct. 31, 2024	Sep. 27, 2024	May 28, 2024	May 01, 2020	Dec. 31, 2024	Dec. 31, 2023	Aug. 31, 2021
Paycheck Protection Program CARES Act [Member]
Debt (Details) [Line Items]
loan received					$ 130,200
Interest rate (as a percent)					1.00%		1.00%
Principal amount								$ 96,795
Unpaid balance						$ 10,592
Merchant Cash Advance Agreement [Member]
Debt (Details) [Line Items]
Proceeds from merchant cash advance agreement	$ 50,000	$ 268,000	$ 99,250	$ 198,500
Total future receivables purchased		228,480	136,000	272,000
Weekly payments		$ 8,160	$ 4,857	$ 9,714
Unpaid balance of the merchant cash advances						$ 187,921